CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total JA Solar Holdings shareholders' equity CNY	Ordinary shares. CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings/(deficit) CNY	Accumulated other comprehensive Income/(loss) CNY	Non-controlling interest CNY	Total	Total CNY
Balance at Dec. 31, 2011		154	5,102,362	420,301	1,017,333	8,519			6,548,669
Balance (in shares) at Dec. 31, 2011		202,238,307
Increase (Decrease) in Shareholders' Equity
Share based compensation			33,225						33,225
Vesting of restricted share units (in shares)		95,000
Repurchase and retirement of ADS		(1)			(15,275)				(15,276)
Repurchase and retirement of ADS (in shares)		(2,469,700)
Reversal of statutory reserves				(3,654)	3,654
Net (loss)/income					(1,662,257)				(1,662,257)
Other comprehensive income for foreign currency translation adjustment						218			218
Other comprehensive income for forward contract (Note 21)						(11,755)			(11,755)
Balance at Dec. 31, 2012	4,892,824	153	5,135,587	416,647	(656,545)	(3,018)			4,892,824
Balance (in shares) at Dec. 31, 2012		199,863,607
Increase (Decrease) in Shareholders' Equity
Share based compensation	9,401		9,401						9,401
Vesting of restricted share units (in shares)		1,281,890
Exercise of stock options	3,389		3,389						3,389
Exercise of stock options (in shares)		401,750
Reversal of statutory reserves				(6,497)	6,497
Acquisition of a subsidiary(Note 3)							81,029		81,029
Issuance of ordinary shares, net of warrants issuance (Note 22)	9	9							9
Issuance of ordinary shares, net of warrants issuance (Note 22) (in shares)		15,228,425
Exercise of warrants (Note 22)	178,808	8	178,800						178,808
Exercise of warrants (Note 22) (in shares)		10,724,165
Fair value of warrants in excess of net proceeds of equity offering (Note 22)	(44,396)				(44,396)				(44,396)
Net (loss)/income	(429,280)				(429,280)		2,788		(426,492)
Other comprehensive income for foreign currency translation adjustment	9,507					9,507			9,507
Other comprehensive income for forward contract (Note 21)									0
Balance at Dec. 31, 2013	4,620,262	170	5,327,177	410,150	(1,123,724)	6,489	83,817		4,620,262
Balance (in shares) at Dec. 31, 2013		227,499,837							227,499,837
Increase (Decrease) in Shareholders' Equity
Share based compensation	16,281		16,281						16,281
Vesting of restricted share units (in shares)		85,000
Exercise of stock options	2,171		2,171						2,171
Exercise of stock options (in shares)		268,750
Reversal of statutory reserves				26,657	(26,657)
Exercise of warrants (Note 22)	293,090	16	293,074						293,090
Exercise of warrants (Note 22) (in shares)		24,448,330
Fair value of warrants in excess of net proceeds of equity offering (Note 22)									(44,396)
Net (loss)/income	423,771				423,771		22,879		446,650
Other comprehensive income for foreign currency translation adjustment	4,597					4,597			4,597
Other comprehensive income for forward contract (Note 21)									0
Balance at Dec. 31, 2014	5,360,172	186	5,638,703	436,807	(726,610)	11,086	106,696		5,360,172
Balance (in shares) at Dec. 31, 2014		252,301,917							252,301,917